                                  FORM N-SAR-U
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)
         or fiscal year ending:      12/31/05 (b)

Is this a transition report? (Y/N)     N
                                    -------

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.  Registrant Name:  KILICO Variable Separate Account-2

      B.  File Number:      811-08347

      C.  Telephone Number: 206-232-8400

2.    A.  Street:           1400 American Lane

      B.  City:  Schaumburg C.  State:  IL   D. Zip Code: 60196  Zip Ext:  1091

      E.  Foreign Country:                                  Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)           N
                                                                 ---------------

4.    Is this the last filing on this form by Registrant? (Y/N)            N
                                                                 ---------------

5.    Is Registrant a small business investment company (SBIC)?  (Y/N)     N
                                                                      ----------
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?  (Y/N)                  Y
                                                           ---------------------
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.  Is Registrant a series or multiple portfolio company?  (Y/N)     N
                                                                        --------
          [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____

                                                         If filing more than one
                                                         Page 47, "X" box: [ ]

For period ending   12/31/05
                  ------------------

File number 811-08347
                --------------------

UNIT INVESTMENT TRUSTS

111.  A.  [/]  Depositor Name:
                                ------------------------------------------------
      B.  [/]  File Number (If any):
                                     -------------------------------------------
      C.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------
111.  A.  [/]  Depositor Name:
                                ------------------------------------------------
      B.  [/]  File Number (If any):
                                      ------------------------------------------
      C.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------
112.  A.  [/]  Sponsor Name:
                              --------------------------------------------------
      B.  [/]  File Number (If any):
                                    --------------------------------------------
      C.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------
112.  A.  [/]  Sponsor Name:
                              --------------------------------------------------
      B.  [/]  File Number (If any):
                                      ------------------------------------------
      C.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------

                                                         If filing more than one
                                                         Page 48, "X" box: [ ]
For period ending   12/31/05
                  ------------------

File number 811-08347
                --------------------

113.  A.  [/]  Trustee Name:
                              --------------------------------------------------
      B.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------
113.  A.  [/]  Trustee Name:
                              --------------------------------------------------
      B.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------
114.  A.  [/]  Principal Underwriter Name:
                                            ------------------------------------
      B.  [/]  File Number 8-
                             ------------
      C.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------
114.  A.  [/]  Principal Underwriter Name:
                                            ------------------------------------
      B.  [/]  File Number 8-
                             ------------
      C.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------
115.  A.  [/]  Independent Public Accountant Name:
                                                  ------------------------------
      B.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------
115.  A.  [/]  Independent Public Accountant Name:
                                                    ----------------------------
      B.  [/]  City:                    State:    Zip Code:     Zip Ext.:
                    --------------------      ----         -----         -------
          [/]  Foreign Country:                   Foreign Postal Code:
                                -----------------                      ---------

                                                         If filing more than one
                                                         Page 49, "X" box: [ ]

For period ending   12/31/05
                  ------------------

File number 811-08347
                --------------------

116.  Family of investment companies information:

      A.  [/]  Is Registrant part of a family of investment companies?
               (Y/N)  _______
                                                                          ------
                                                                           Y/N

      B. [/] Identify the family in 10 letters: __________________ (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [/]  Is Registrant a separate account of an insurance company?
               (Y/N)  _______
                                                                          ------
                                                                           Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.  [/]  Variable annuity contracts?  (Y/N)  _______
                                                                          ------
                                                                           Y/N

      C.  [/]  Scheduled premium variable life contracts?  (Y/N)_______
                                                                          ------
                                                                           Y/N

      D.  [/]  Flexible premium variable life contracts?  (Y/N)________
                                                                          ------
                                                                           Y/N

      E.  [/]  Other types of insurance products registered under the Securities Act of 1933?  (Y/N)  _______
                                                                          ------
                                                                           Y/N

118.  [/] State the number of series existing at the end of the period that had securities registered under the Securities
          Act of 1933_____________________
                                                                          ------

119.  [/] State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period  _________________________
                                                                          ------

120.  [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)  ___________________________                  $
                                                                          ------

121.  [/] State the number of series for which a current prospectus was in existence at the end of the period_________________
                                                                          ------

122.  [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period  _____________________
                                                                          ------

                                                         If filing more than one
                                                         Page 50, "X" box: [ ]

For period ending   12/31/05
                  ------------------

File number 811-08347
                --------------------

123.  [/] State the total value of the additional units
          considered in answering item 122 ($000's omitted)__________    $
                                                                          ------

124.  [/] State the total value of units of prior series
          that were placed in the portfolios of subsequent
          series during the current period (the value of these
          units is to be measured on the date they were placed
          in the subsequent series) ($000's omitted)________________     $
                                                                          ------

125.  [ ] State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers)
          by Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units
          of all series of Registrant ($000's omitted)_____________      $    0
                                                                          ------

126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
          the portfolio of a subsequent series.) ($000's omitted)_____   $    0
                                                                          ------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                                               Number of    Total Assets     Total Income
                                                                Series         ($000's       Distributions
                                                               Investing      omitted)      ($000's omitted)
                                                               ---------    ------------    ----------------
A.    U.S. Treasury direct issue                                             $                 $
                                                                -------        -------           -------

B.    U.S. Government agency                                                 $                 $
                                                                -------        -------           -------

C.    State and municipal tax-free                                           $                 $
                                                                -------        -------           -------

D.    Public utility debt                                                    $                 $
                                                                -------        -------           -------

E.    Brokers or dealers debt or debt of brokers' or
      dealers' parent                                                        $                 $
                                                                -------        -------           -------

F.    All other corporate intermed. & long-term debt                         $                 $
                                                                -------        -------           -------

G.    All other corporate short-term debt                                    $                 $
                                                                -------        -------           -------

H.    Equity securities of brokers or dealers or parents
      of brokers or dealers                                                  $                 $
                                                                -------        -------           -------

I.    Investment company equity securities                          1        $   971           $    27
                                                                -------        -------           -------

J.    All other equity securities                                            $                 $
                                                                -------        -------           -------

K.    Other securities                                                       $                 $
                                                                -------        -------           -------

L.    Total assets of all series of registrant                      1        $   971           $    27
                                                                -------        -------           -------

                                                         If filing more than one
                                                         Page 51, "X" box: [ ]

For period ending   12/31/05
                  ------------------

File number 811-08347
                --------------------

128.  [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of
          Registrant's series at the end of the current period
          insured or guaranteed by an entity other than the
          issuer?  (Y/N)  _______
                                                                          ------
                                                                           Y/N
          [If answer is "N" (No), go to item 131.]

129.  [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
          interest at the end of the current period? (Y/N)  _______
                                                                          ------
                                                                           Y/N
          [If answer is "N" (No), go to item 131.]

130.  [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)______
                                                                          ------
                                                                           Y/N

131.      Total expenses incurred by all series of Registrant
          during the current reporting period ($000's omitted) ______    $    7
                                                                          ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______

         811 - ______       811 - ______       811 - ______        811 - ______       811 - ______



This report is signed on behalf of the Registrant in the City of Mercer Island and State of Washington.


Date: February 27, 2006.

(Name of Registrant, Depositor, or Trustee)

KILICO Variable Separate Account-2

By: /s/ Diane C. Davis                     Witness: /s/ Malcolm Douglas Close
    -------------------------------------           ----------------------------
    Diane C. Davis                                  Malcolm Douglas Close
    President and Chief Executive Officer           Vice President, Secretary
                                                    and General Counsel